UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

[626-914-7383]
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2009

Item 1. Schedule of Investments.

FundX Upgrader Fund
SCHEDULE OF INVESTMENTS at July 31, 2009 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.1%
	Class 1 & 2 Funds: 29.0%^
117,578	Alpine International Real Estate Equity Fund*	$2,252,792
207,528	BlackRock Energy & Resources Fund	5,943,612
125,800	BLDRS Emerging Markets 50 ADR Index Fund	4,787,948
307,692	Buffalo Mid Cap Fund1*	3,676,923
118,000	Claymore/BNY Mellon BRIC ETF	4,131,180
131,959	Dreyfus Mid-Cap Value Fund	3,032,409
114,800	iShares FTSE/Xinhua China 25 Index Fund	4,805,528
70,271	iShares MSCI Brazil Index Fund	4,047,610
197,000	iShares MSCI BRIC Index Fund	7,614,050
672,100	iShares MSCI Emerging Markets Index Fund	24,007,412
328,500	iShares MSCI Taiwan Index Fund	3,721,905
223,652	Kinetics Paradigm Fund	4,157,682
82,372	Matthews Asia Pacific Fund	1,086,491
99,284	Oppenheimer Global Opportunities Fund	2,159,428
69,774	Parnassus Fund	2,151,135
332,800	PowerShares QQQ Trust	13,122,304
100,000	Semiconductor HOLDRs ETF	2,496,000
20,100	SPDR Gold Trust ETF*	1,876,335
365,000	Vanguard Emerging Markets ETF	12,880,850
76,453	Yacktman Focused Fund	1,054,281

	Total Class 1 & 2 Funds
	(Cost $97,753,417)	109,005,875

	Class 3 Funds: 70.1%^
1,035,130	AllianceBernstein Large Cap Growth Fund*	20,464,522
985,997	AllianceBernstein Small/Mid Cap Value Fund - Advisor Class	11,831,963
470,225	Ariel Fund	14,233,714
468,224	BlackRock International Opportunities Portfolio	13,662,772
543,046	Dodge & Cox International Stock Fund	15,427,938
676,616	Fairholme Fund	18,072,417
480,256	Fidelity Dividend Growth Fund	9,725,187
298,334	FMI Common Stock Fund	5,838,390
960,119	Goldman Sachs Capital Growth Fund	16,734,874
411,000	iShares MSCI EAFE Value Index Fund	19,074,510
127,200	iShares Russell 3000 Growth Index Fund	4,537,224
591,992	John Hancock US Global Leaders Growth Fund1	13,817,089
590,646	Neuberger Berman Partners Fund	12,332,686
94,282	Nicholas Fund	3,431,873
401,054	Oakmark Fund	12,649,231
1,389,833	Oakmark International Fund	20,652,921
138,908	Parnassus Equity Income Fund	2,954,583
239,521	PIMCO International StocksPLUS TR Strategy Fund (U.S. Dollar-Hedged)*	2,198,802
777,000	Rydex S&P Equal Weight Fund	26,138,280
1,357,369	T. Rowe Price International Stock Fund	15,216,111
299,449	Yacktman Fund	3,892,835

	Total Class 3 Funds
	(Cost $238,629,217)	262,887,922

	TOTAL INVESTMENT COMPANIES
	(Cost $336,382,634)	371,893,797

	SHORT-TERM INVESTMENT: 0.0%
540	AIM STIT - Treasury Portfolio	540

	TOTAL SHORT-TERM INVESTMENT
	(Cost $540)	540

	TOTAL INVESTMENTS: 99.1%
	(Cost $336,383,174)	371,894,337
	Other Assets in Excess of Liabilities: 0.9%	3,236,348
	NET ASSETS: 100.0%	$375,130,685

1	A portion of this security is considered illiquid. As of July 31, 2009, the value of these investments was $7,764,277 or 2.1% of net assets.
*	Non-income producing.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs

Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.  Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK

Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs

Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows+:

Cost of investments	$338,719,930
Gross unrealized appreciation	35,732,814
Gross unrealized depreciation	(2,558,407)
Net unrealized appreciation	$33,174,407

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at July 31, 2009

The Fund adopted Statement of Financial Accounting Standard no. 157, Fair Value Measurements ("FAS 157") and FASB Staff Position No. 157-4 ("FSP 157-4"). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires each fund to classify its securities based on valuation method, using the following levels:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Investment Companies
Class 1 & 2	$109,005,875	$-	$-	$109,005,875
Class 3	262,887,922	-	-	262,887,922
Total Investment Companies	371,893,797	-	-	371,893,797

Short-Term Investments	540	-	-	540

Total Investments in Securities	$371,894,337	$-	$-	$371,894,337

FundX Aggressive Upgrader Fund
SCHEDULE OF INVESTMENTS at July 31, 2009 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 98.7%
	Class 1 & 2 Funds: 58.5%^
137,839	BlackRock Energy & Resources Fund	$3,947,714
90,800	BLDRS Emerging Markets 50 ADR Index Fund	3,455,848
102,564	Buffalo Mid Cap Fund*	1,225,641
110,800	Claymore/BNY Mellon BRIC ETF	3,879,108
149,776	Dreyfus Mid-Cap Value Fund	3,441,858
54,881	iShares MSCI Brazil Index Fund	3,161,146
92,000	iShares MSCI BRIC Index Fund	3,555,800
357,500	iShares MSCI Emerging Markets Index Fund	12,769,900
258,500	iShares MSCI Taiwan Index Fund	2,928,805
96,000	iShares FTSE/Xinhua China 25 Index Fund	4,018,560
141,170	Ivy Small Cap Growth Fund	1,468,168
167,660	Kinetics Paradigm Fund	3,116,809
166,417	Oppenheimer Global Opportunities Fund	3,619,565
34,953	Parnassus Fund	1,077,595
217,300	PowerShares QQQ Trust	8,568,139
24,300	SPDR Gold Trust ETF*	2,268,405
182,564	TCW Select Equity Fund	2,320,386
186,200	Vanguard Emerging Markets ETF	6,570,998
76,453	Yacktman Focused Fund	1,054,281

	Total Class 1 & 2 Funds
	Cost ($63,537,268)	72,448,726

	Class 3 Funds: 40.2%^
188,524	AllianceBernstein Large Cap Growth Fund*	3,727,113
209,241	AllianceBernstein Small/Mid Cap Value Fund - Advisor Class	2,510,890
106,157	Ariel Fund	3,213,376
107,028	BlackRock International Opportunities Portfolio	3,123,082
113,809	Dodge & Cox International Stock Fund	3,233,308
95,198	Fairholme Fund	2,542,742
197,566	Goldman Sachs Capital Growth Fund	3,443,574
75,000	iShares MSCI EAFE Value Index Fund	3,480,750
69,930	John Hancock US Global Leaders Growth Fund	1,632,168
146,330	Neuberger Berman Partners Fund	3,055,380
52,632	Nuveen Tradewinds International Value Fund - Class R	1,176,842
86,669	Oakmark Fund	2,733,548
243,414	Oakmark International Fund	3,617,128
59,314	Parnassus Equity Income Fund	1,261,612
101,796	PIMCO International StocksPLUS TR Strategy Fund (U.S. Dollar-Hedged)*	934,491
203,300	Rydex S&P Equal Weight Fund	6,839,012
292,398	T. Rowe Price International Stock Fund	3,277,778

	Total Class 3 Funds
	Cost ($45,514,575)	49,802,794

	TOTAL INVESTMENT COMPANIES
	Cost ($109,051,843)	122,251,520

	SHORT-TERM INVESTMENT: 0.3%
294,627	AIM STIT - Treasury Portfolio	294,627

	TOTAL SHORT-TERM INVESTMENT
	Cost ($294,627)	294,627

	TOTAL INVESTMENTS: 99.0%
	Cost ($109,346,470)	122,546,147
	Other Assets in Excess of Liabilities: 1.0%	1,280,299
	NET ASSETS: 100.0%	$123,826,446

*	Non-income producing.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs

Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.  Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK

Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs

Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows+:

Cost of investments	$109,741,895
Gross unrealized appreciation	13,442,548
Gross unrealized depreciation	(638,296)
Net unrealized appreciation	$12,804,252

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at July 31, 2009

The Fund adopted Statement of Financial Accounting Standard no. 157, Fair Value Measurements ("FAS 157") and FASB Staff Position No. 157-4 ("FSP 157-4"). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires each fund to classify its securities based on valuation method, using the following levels:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Investment Companies
Class 1 & 2	$72,448,726	$-	$-	$72,448,726
Class 3	49,802,794	-	-	49,802,794
Total Investment Companies	122,251,520	-	-	122,251,520

Short-Term Investments	294,627	-	-	294,627

Total Investments in Securities	$122,546,147	$-	$-	$122,546,147

FundX Conservative Upgrader Fund
SCHEDULE OF INVESTMENTS at July 31, 2009 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.9%
	Class 3 Funds: 60.5%^
146,225	AllianceBernstein Large Cap Growth Fund*	$2,890,876
184,031	AllianceBernstein Small/Mid Cap Value Fund - Advisor Class	2,208,376
89,429	Ariel Fund	2,707,015
90,521	BlackRock International Opportunities Portfolio	2,641,393
96,757	Dodge & Cox International Stock Fund	2,748,876
52,188	Fairholme Fund	1,393,931
54,020	FMI Common Stock Fund	1,057,175
63,291	Goldman Sachs Capital Growth Fund	1,103,165
51,900	iShares MSCI EAFE Value Index Fund	2,408,679
39,704	John Hancock US Global Leaders Growth Fund	926,687
71,813	Neuberger Berman Partners Fund	1,499,466
51,811	Oakmark Fund	1,634,126
197,785	Oakmark International Fund	2,939,082
80,200	Rydex S&P Equal Weight Fund	2,697,928
194,932	T. Rowe Price International Stock Fund	2,185,185
104,298	Yacktman Fund	1,355,880

	Total Class 3 Funds
	Cost ($29,556,647)	32,397,840

	Class 4 Funds: 4.4%^
87,779	Merger Fund	1,321,067
28,719	Permanent Portfolio Fund	1,014,934

	Total Class 4 Funds
	Cost ($2,300,000)	2,336,001

	Class 5 Funds: 35.0%^
122,659	Eaton Vance Floating Rate Fund	991,082
62,100	iShares Barclays 1-3 Year Treasury Bond Fund	5,197,149
18,500	iShares Barclays TIPS Bond Fund	1,874,790
78,428	Loomis Sayles Bond Fund	966,235
413,001	MainStay High Yield Corporate Bond Fund	2,188,905
75,230	PIMCO Emerging Markets Bond Fund	729,729
103,520	PIMCO Foreign Bond Fund (US Dollar-Hedged)	1,016,563
254,838	PIMCO Total Return Fund	2,708,923
12,469	ProShares UltraShort 20+ Year Treasury Fund	615,969
7,500	SPDR Barclays Capital International Treasury Bond Fund	422,775
25,740	Vanguard Total Bond Market ETF	2,019,046

	Total Class 5 Funds
	Cost ($18,367,820)	18,731,166

	TOTAL INVESTMENT COMPANIES
	Cost ($50,224,467)	53,465,007

	SHORT-TERM INVESTMENT: 0.2%
89,428	AIM STIT - Treasury Portfolio	89,428

	TOTAL SHORT-TERM INVESTMENT
	Cost ($89,428)	89,428

	TOTAL INVESTMENTS: 100.1%
	Cost ($50,313,895)	53,554,435
	Liabilities in Excess of Other Assets: (0.1)%	(35,365)
	NET ASSETS: 100.0%	$53,519,070

*	Non-income producing.
^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs

Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

^	CLASS 4: TOTAL RETURN (BALANCED) FUNDS AND ETFs

Class 4 funds and ETFs tend to be more defensive and usually have lower volatility than the domestic stock market.  These funds and ETFs may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

^	CLASS 5: FIXED INCOME (BOND) FUNDS AND ETFs

Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds and ETFs that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.  Some Class 5 funds and ETFs specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows+:

Cost of investments	$50,317,665
Gross unrealized appreciation	3,485,268
Gross unrealized depreciation	(248,498)
Net unrealized appreciation	$3,236,770

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at July 31, 2009

The Fund adopted Statement of Financial Accounting Standard no. 157, Fair Value Measurements ("FAS 157") and FASB Staff Position No. 157-4 ("FSP 157-4"). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires each fund to classify its securities based on valuation method, using the following levels:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Investment Companies
Class 3	$32,397,840	$-	$-	$32,397,840
Class 4	2,336,001	-	-	2,336,001
Class 5	18,731,166	-	-	18,731,166
Total Investment Companies	53,465,007	-	-	53,465,007

Short-Term Investments	89,428	-	-	89,428

Total Investments in Securities	$53,554,435	$-	$-	$53,554,435

FundX Flexible Income Fund
SCHEDULE OF INVESTMENTS at July 31, 2009 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 98.3%
	Class 4 Funds: 12.7%^
756,930	Merger Fund	$11,391,795
212,083	Permanent Portfolio Fund	7,495,012

	Total Class 4 Funds
	Cost ($18,600,000)	18,886,807

	Class 5 Funds: 85.6%^
1,073,513	Eaton Vance Floating Rate Fund	8,673,987
701,373	Federated U.S. Government Securities Fund: 1-3 Years - Institutional Shares1	7,595,869
729,779	FPA New Income Fund	8,020,267
179,600	iShares Barclays 1-3 Year Treasury Bond Fund	15,030,724
101,800	iShares Barclays TIPS Bond Fund	10,316,412
45,400	iShares iBoxx $ Investment Grade Corporate Bond Fund	4,742,484
934,929	Loomis Sayles Bond Fund	11,518,323
276,354	Loomis Sayles Global Bond Fund	4,236,511
2,299,960	MainStay High Yield Corporate Bond Fund	12,189,789
548,405	PIMCO Emerging Markets Bond Fund	5,319,532
776,344	PIMCO Foreign Bond Fund (US Dollar-Hedged)	7,623,698
1,451,227	PIMCO Total Return Fund - Institutional Class	15,426,542
84,648	ProShares UltraShort 20+ Year Treasury Fund	4,181,611
67,000	SPDR Barclays Capital International Treasury Bond Fund	3,776,790
97,200	Vanguard Total Bond Market ETF	7,624,368
91,548	Weitz Short-Intermediate Income Fund	1,095,829

	Total Class 5 Funds
	Cost ($124,055,596)	127,372,736

	TOTAL INVESTMENT COMPANIES
	Cost ($142,655,596)	146,259,543

	SHORT-TERM INVESTMENT: 1.8%
2,716,966	AIM STIT - Treasury Portfolio	2,716,966

	TOTAL SHORT-TERM INVESTMENT
	Cost ($2,716,966)	2,716,966

	TOTAL INVESTMENTS: 100.1%
	Cost ($145,372,562)	148,976,509
	Liabilities in Excess of Other Assets: (0.1)%	(196,058)
	NET ASSETS: 100.0%	$148,780,451

1	A portion of this security is considered illiquid. As of July 31, 2009, the value of these investments was $1,120,612 or 0.8% of net assets.
^	CLASS 4: TOTAL RETURN (BALANCED) FUNDS AND ETFs

Class 4 funds and ETFs tend to be more defensive and usually have lower volatility than the domestic stock market.  These funds and ETFs may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

^	CLASS 5: FIXED INCOME (BOND) FUNDS AND ETFs

Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds and ETFs that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.  Some Class 5 funds and ETFs specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows+:

Cost of investments	$145,442,743
Gross unrealized appreciation	3,944,066
Gross unrealized depreciation	(410,300)
Net unrealized appreciation	$3,533,766

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at July 31, 2009

The Fund adopted Statement of Financial Accounting Standard no. 157, Fair Value Measurements ("FAS 157") and FASB Staff Position No. 157-4 ("FSP 157-4"). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires each fund to classify its securities based on valuation method, using the following levels:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Investment Companies
Class 4	$18,886,807	$-	$-	$18,886,807
Class 5	127,372,736	-	-	127,372,736
Total Investment Companies	146,259,543	-	-	146,259,543

Short-Term Investments	2,716,966	-	-	2,716,966

Total Investments in Securities	$148,976,509	$-	$-	$148,976,509

FundX ETF Upgrader Fund
SCHEDULE OF INVESTMENTS at July 31, 2009 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.9%
	Class 1 & 2 Funds: 30.1%^
3,650	BLDRS Emerging Markets 50 ADR Index Fund	$138,919
2,900	iShares Dow Jones U.S. Technology Fund	140,679
3,350	iShares FTSE/Xinhua China 25 Index Fund	140,231
2,250	iShares MSCI Brazil Index Fund	129,600
6,700	iShares MSCI BRIC Index Fund	258,955
7,150	iShares MSCI Emerging Markets Index Fund	255,398
2,450	iShares MSCI Pacific ex-Japan Index Fund	87,440
8,100	iShares MSCI Singapore Index Fund	85,292
2,700	iShares MSCI South Africa Index Fund	134,351
11,150	iShares MSCI Taiwan Index Fund	126,329
1,050	iShares Nasdaq Biotechnology Index Fund*	82,688
3,300	iShares North American Technology-Multimedia Networking Index Fund	81,708
3,800	iShares S&P Latin America 40 Index Fund	143,184
6,350	PowerShares QQQ Trust Fund	250,381
6,000	Semiconductors HOLDRs	149,760
1,000	SPDR Dow Jones Small Cap Growth Fund	73,430
3,850	SPDR KBW Capital Markets Fund	137,407
1,700	SPDR Morgan Stanley Technology Fund	83,521
2,750	SPDR S&P Retail Fund	83,875
2,400	Vanguard Emerging Markets Fund	84,696
3,000	Vanguard Information Technology Fund	139,650

	Total Class 1 & 2 Funds
	(Cost $2,473,701)	2,807,494

	Class 3 Funds: 69.8%^
30,450	iShares MSCI EAFE Value Index Fund	1,413,185
33,350	iShares Russell 1000 Growth Index Fund	1,458,396
41,000	iShares Russell 3000 Growth Index Fund	1,462,470
22,450	PowerShares International Dividend Achievers Portfolio Fund	286,238
56,050	Rydex S&P Equal Weight Fund	1,885,522

	Total Class 3 Funds
	(Cost $6,069,129)	6,505,811

	TOTAL INVESTMENT COMPANIES
	(Cost $8,542,830)	9,313,305

	SHORT-TERM INVESTMENT: 0.3%
27,994	AIM STIT - Treasury Portfolio	27,994

	TOTAL SHORT-TERM INVESTMENT
	(Cost $27,994)	27,994

	TOTAL INVESTMENTS: 100.2%
	(Cost $8,570,824)	9,341,299
	Liabilities in Excess of Other Assets: (0.2)%	(18,175)
	NET ASSETS: 100.0%	$9,323,124

*	Non-income producing security.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs

Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.  Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK

Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs

Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows+:

Cost of investments	$8,876,335
Gross unrealized appreciation	770,475
Gross unrealized depreciation	(305,511)
Net unrealized appreciation	$464,964

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at July 31, 2009

The Fund adopted Statement of Financial Accounting Standard no. 157, Fair Value Measurements ("FAS 157") and FASB Staff Position No. 157-4 ("FSP 157-4"). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires each fund to classify its securities based on valuation method, using the following levels:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Investment Companies
Class 1 & 2	$2,807,494	$-	$-	$2,807,494
Class 3	6,505,811	-	-	6,505,811
Total Investment Companies	9,313,305	-	-	9,313,305

Short-Term Investments	27,994	-	-	27,994

Total Investments in Securities	$9,341,299	$-	$-	$9,341,299

FundX ETF Aggressive Upgrader Fund
SCHEDULE OF INVESTMENTS at July 31, 2009 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 95.6%
	Class 1 & 2 Funds: 95.6%^
51,950	BLDRS Emerging Markets 50 ADR Index Fund	$1,977,217
41,450	iShares Dow Jones U.S. Technology Fund	2,010,740
45,600	iShares FTSE/Xinhua China 25 Index Fund	1,908,816
31,449	iShares MSCI Brazil Index Fund	1,811,462
97,100	iShares MSCI BRIC Index Fund	3,752,915
99,650	iShares MSCI Emerging Markets Index Fund	3,559,498
33,500	iShares MSCI Pacific ex-Japan Index Fund	1,195,615
112,600	iShares MSCI Singapore Index Fund	1,185,678
36,650	iShares MSCI South Africa Index Fund	1,823,704
159,850	iShares MSCI Taiwan Index Fund	1,811,100
15,150	iShares Nasdaq Biotechnology Index Fund*	1,193,062
44,900	iShares North American Technology-Multimedia Networking Index Fund	1,111,724
51,150	iShares S&P Latin America 40 Index Fund	1,927,332
90,400	PowerShares QQQ Trust Fund	3,564,472
79,700	Semiconductors HOLDRs	1,989,312
16,950	SPDR Dow Jones Small Cap Growth Fund	1,244,639
56,600	SPDR KBW Capital Markets Fund	2,020,054
23,450	SPDR Morgan Stanley Technology Fund	1,152,099
38,300	SPDR S&P Retail Fund	1,168,150
37,300	Vanguard Emerging Markets Fund	1,316,317
40,300	Vanguard Information Technology Fund	1,875,965

	Total Class 1 & 2 Funds
	(Cost $34,913,420)	39,599,871

	TOTAL INVESTMENT COMPANIES
	(Cost $34,913,420)	39,599,871

	SHORT-TERM INVESTMENT: 0.8%
335,996	AIM STIT - Treasury Portfolio	335,996

	TOTAL SHORT-TERM INVESTMENT
	(Cost $335,996)	335,996

	TOTAL INVESTMENTS: 96.4%
	(Cost $35,249,416)	39,935,867
	Other Assets in Excess of Liabilities: 3.6%	1,496,543
	NET ASSETS: 100.0%	$41,432,410

*	Non-income producing security.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs

Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.  Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK

Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows+:

Cost of investments	$36,030,770
Gross unrealized appreciation	4,686,451
Gross unrealized depreciation	(781,354)
Net unrealized appreciation	$3,905,097

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at July 31, 2009

The Fund adopted Statement of Financial Accounting Standard no. 157, Fair Value Measurements ("FAS 157") and FASB Staff Position No. 157-4 ("FSP 157-4"). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires each fund to classify its securities based on valuation method, using the following levels:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Investment Companies
Class 1 & 2	$39,599,871	$-	$-	$39,599,871
Total Investment Companies	39,599,871	-	-	39,599,871

Short-Term Investments	335,996	-	-	335,996

Total Investments in Securities	$39,935,867	$-	$-	$39,935,867

FundX Tactical Upgrader Fund
SCHEDULE OF INVESTMENTS at July 31, 2009 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 75.2%
	Class 1 & 2 Funds: 26.6%^
22,004	BLDRS Emerging Markets 50 ADR Index Fund	$837,472
55,250	iShares MSCI BRIC Index Fund	2,135,413
182,870	iShares MSCI Emerging Markets Index Fund	6,532,116
212,000	PowerShares QQQ Trust Fund	8,359,160
27,500	Semiconductors HOLDRs	686,400
33,900	SPDR Gold Trust ETF*	3,164,565
54,000	Vanguard Emerging Markets Fund	1,905,660

	Total Class 1 & 2 Funds
	(Cost $22,312,969)	23,620,786

	Class 3 Funds: 48.6%^
107,698	AllianceBernstein Large Cap Growth Fund*	2,129,194
130,435	AllianceBernstein Small/Mid Cap Value Fund - Advisor Class	1,565,217
95,785	AllianceBernstein Small/Mid Cap Value Fund - Class A	1,134,100
112,780	Ariel Fund	3,413,844
107,028	BlackRock International Opportunities Portfolio	3,123,082
113,809	Dodge & Cox International Stock Fund	3,233,308
74,833	Fairholme Fund	1,998,779
109,698	FMI Common Stock Fund	2,146,799
19,950	iShares MSCI EAFE Value Index Fund	925,880
125,655	Nuveen Tradewinds International Value Fund - Class R	2,809,654
222,058	Oakmark International Fund	3,299,778
227,545	PIMCO International StocksPLUS TR Strategy Fund (U.S. Dollar-Hedged)*	2,088,862
297,954	Rydex S&P Equal Weight Fund	10,023,173
290,511	T. Rowe Price International Stock Fund	3,256,628
161,610	Yacktman Fund	2,100,931

	Total Class 3 Funds
	(Cost $39,923,166)	43,249,229

	TOTAL INVESTMENT COMPANIES
	(Cost $62,236,135)	66,870,015

	SHORT-TERM INVESTMENT: 26.6%
23,656,460	AIM STIT - Treasury Portfolio	23,656,460

	TOTAL SHORT-TERM INVESTMENT
	(Cost $23,656,460)	23,656,460

	TOTAL INVESTMENTS: 101.8%
	(Cost $85,892,595)	90,526,475
	Liabilities in Excess of Other Assets: (1.8)%	(1,620,625)
	NET ASSETS: 100.0%	$88,905,850

*	Non-income producing.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs

Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.  Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK

Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs

Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows+:

Cost of investments	$87,085,560
Gross unrealized appreciation	4,731,260
Gross unrealized depreciation	(1,290,345)
Net unrealized appreciation	$3,440,915

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at July 31, 2009

The Fund adopted Statement of Financial Accounting Standard no. 157, Fair Value Measurements ("FAS 157") and FASB Staff Position No. 157-4 ("FSP 157-4"). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires each fund to classify its securities based on valuation method, using the following levels:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Investment Companies
Class 1 & 2	$23,620,786	$-	$-	$23,620,786
Class 3	43,249,229	-	-	43,249,229
Total Investment Companies	66,870,015	-	-	66,870,015

Short-Term Investments	23,656,460	-	-	23,656,460

Total Investments in Securities	$90,526,475	$-	$-	$90,526,475

FundX Tactical Total Return Fund
SCHEDULE OF INVESTMENTS at July 31, 2009 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 84.6%
	Class 1 & 2 Funds: 13.9%^
496	BLDRS Emerging Markets 50 ADR Index Fund	$18,878
1,250	iShares MSCI BRIC Index Fund	48,313
3,880	iShares MSCI Emerging Markets Index Fund	138,594
4,550	PowerShares QQQ Trust Fund	179,406
600	Semiconductors HOLDRs	14,976
700	SPDR Gold Trust ETF*	65,345
1,800	Vanguard Emerging Markets Fund	63,522

	Total Class 1 & 2 Funds
	(Cost $512,412)	529,034

	Class 3 Funds: 21.8%^
1,258	AllianceBernstein Large Cap Growth Fund*	24,870
2,639	AllianceBernstein Small/Mid Cap Value Fund - Advisor Class	31,668
2,574	Ariel Fund	77,926
1,320	BlackRock International Opportunities Portfolio	38,529
2,769	Dodge & Cox International Stock Fund	78,675
1,378	Fairholme Fund	36,820
3,287	FMI Common Stock Fund	64,326
2,150	iShares MSCI EAFE Value Index Fund	99,782
303	Nuveen Tradewinds International Value Fund - Class A	6,747
806	Nuveen Tradewinds International Value Fund - Class R	18,021
2,703	Oakmark International Fund	40,167
3,413	PIMCO International StocksPLUS TR Strategy Fund (U.S. Dollar-Hedged)*	31,333
6,222	Rydex S&P Equal Weight Fund	209,308
3,503	T. Rowe Price International Stock Fund	39,267
2,583	Yacktman Fund	33,581

	Total Class 3 Funds
	(Cost $790,747)	831,020

	Class 4 Funds: 5.2%^
7,650	Merger Fund	115,137
2,337	Permanent Portfolio Fund	82,604

	Total Class 4 Funds
	(Cost $194,500)	197,741

	Class 5 Funds: 43.7%^
14,426	Eaton Vance Floating Rate Fund	116,565
10,325	FPA New Income Fund	113,470
3,650	iShares Barclays 1-3 Year Treasury Bond Fund	305,469
1,320	iShares Barclays TIPS Bond Fund	133,769
550	iShares iBoxx $ Investment Grade Corporate Bond Fund	57,453
12,123	Loomis Sayles Bond Fund	149,360
2,599	Loomis Sayles Global Bond Fund	39,850
28,164	MainStay High Yield Corporate Bond Fund	149,267
5,697	PIMCO Emerging Markets Bond Fund	55,262
16,037	PIMCO Foreign Bond Fund (US Dollar-Hedged)	157,483
18,013	PIMCO Total Return Fund - Institutional Class	191,474
1,083	ProShares UltraShort 20+ Year Treasury Fund	53,500
850	SPDR Barclays Capital International Treasury Bond Fund	47,914
1,250	Vanguard Total Bond Market ETF	98,050

	Total Class 5 Funds
	(Cost $1,636,955)	1,668,886

	TOTAL INVESTMENT COMPANIES
	(Cost $3,134,614)	3,226,681

	SHORT-TERM INVESTMENT: 34.3%
1,308,511	AIM STIT - Treasury Portfolio	1,308,511

	TOTAL SHORT-TERM INVESTMENT
	(Cost $1,308,511)	1,308,511

	TOTAL INVESTMENTS: 118.9%
	(Cost $4,443,125)	4,535,192
	Liabilities in Excess of Other Assets: (18.9)%	(721,848)
	NET ASSETS: 100.0%	$3,813,344

*	Non-income producing.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs

Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.  Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK

Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs

Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

^	CLASS 4: TOTAL RETURN (BALANCED) FUNDS AND ETFs

Class 4 funds and ETFs tend to be more defensive and usually have lower volatility than the domestic stock market.  These funds and ETFs may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

^	CLASS 5: FIXED INCOME (BOND) FUNDS AND ETFs

Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds and ETFs that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.  Some Class 5 funds and ETFs specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows+:

Cost of investments	$4,443,125
Gross unrealized appreciation	94,746
Gross unrealized depreciation	(2,679)
Net unrealized appreciation	$92,067

+	Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments since the Fund does not have a full fiscal year.

FAS 157 - Summary of Fair Value Exposure at July 31, 2009

The Fund adopted Statement of Financial Accounting Standard no. 157, Fair Value Measurements ("FAS 157") and FASB Staff Position No. 157-4 ("FSP 157-4"). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires each fund to classify its securities based on valuation method, using the following levels:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Investment Companies
Class 1 & 2	$529,034	$-	$-	$529,034
Class 3	831,020	-	-	831,020
Class 4	197,741	-	-	197,741
Class 5	1,668,886	-	-	1,668,886
Total Investment Companies	3,226,681	-	-	3,226,681

Short-Term Investments	1,308,511	-	-	1,308,511

Total Investments in Securities	$4,535,192	$-	$-	$4,535,192

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Robert M. Slotky
Robert M. Slotky, President

Date  September 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Robert M. Slotky
Robert M. Slotky, President

Date  September 24, 2009

By (Signature and Title)*       /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  September 22, 2009

•	Print the name and title of each signing officer under his or her signature.